As filed with the Securities and Exchange Commission on January 25, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2016 – November 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

CVR DYNAMIC ALLOCATION FUND

Annual Report
November 30, 2017

The views in this report were those of CVR Dynamic Allocation Fund’s (the “Fund”) adviser as of November 30, 2017, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. None of the information presented should be construed as an offer to sell or recommendation of any security mentioned herein.

All investing involves risk including the possible loss of principal. There can be no assurance the Fund will achieve its investment  objective. In addition to the general risks of investing, the Fund is subject to additional risks including commodities risk, derivatives  risks, ETF risk, risks of foreign investing and model and data risks. Exposure to the commodities markets may subject the Fund to  greater volatility than investments in traditional securities. Derivatives, such as options, futures and swaps, can be volatile, and a small  investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the  amount invested. Shares of an ETF may trade at a premium or discount to the net asset value of its portfolio securities. Foreign investments  may be subject to additional risks, which include international trade, currency, political, regulatory and diplomatic risks, which may  affect their value. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models  and data supplied by third parties. Models and Data may prove to be incorrect or incomplete and expose the Fund to potential risks.

CVR DYNAMIC ALLOCATION FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
NOVEMBER 30, 2017

CVR Portfolio Funds is pleased to review the performance of the CVR Dynamic Allocation Fund (the “Fund”) from December 1, 2016 through November 30, 2017. During this period, the Fund returned 10.60% vs. 9.05% for the HFRX Equity Hedge Index (the “HFRX Equity”) and 22.87% for the S&P 500 Index (the “S&P 500”).

The CVR Dynamic Allocation Fund is differentiated by its variable beta, which allows for equity returns in risk-on markets and capital protection in risk-off markets. Highlights include:

•	Historically Less Risk than the S&P 500
•	Unconstrained Equity Upside Potential in Risk-On Markets
•	Systematic Capital Protection in Risk-Off Markets

The portfolio managers invest the Fund’s assets in three principal investment strategies, each of which is rule-based, leading to an  investment process that is unemotional and repeatable. The three strategies are Focused Equity, Defensive Equity and Absolute Return.  We believe that each of the three strategies is subject to different, and in some cases contrary risks such that the value of the Fund’s  investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investment  strategies taken by itself.

The Fund, which typically has 80-90% of its assets exposed to U.S. equity markets through its Focused and Defensive Equity strategies,  seeks to capture most, if not all, of equity market performance in risk-on environments and to protect against significant drawdowns when  markets decline. The Focused Equity strategy will always stay invested, but both the Defensive Equity and Absolute Return strategies  have the potential to protect capital in declining markets. The Defensive Equity strategy utilizes a quantitative model that raises cash in  response to rising equity volatility and the Absolute Return strategy is designed to be negatively correlated to declining equity markets.

The Year in Review

The Federal Reserve signaled its confidence in the U.S. economy throughout the year, raising rates in March and June, with a third rate increase forecast for December. U.S. Equity markets delivered strong returns in 2017, spurred on by a steadily improving economic outlook, strong corporate earnings and the prospect of corporate tax reform. Each of the broad equity indices recorded multiple new highs during the year. The S&P 500 was lead by Information Technology (+44.29%), Utilities (+26.49%) and Healthcare (+24.71%). Energy (-4.06%) was the lone sector to deliver a negative return.

The Fund outperformed its primary benchmark, the HFRX Equity Index, which returned +9.05% for the period. The Fund’s return of  10.60% can be attributed as follows: Focused Equity +11.5%, Defensive Equity +16.9% and Absolute Return -2.7%. The majority of the Fund’s equity exposure remains in Mid-Cap Value, where our models see the greatest opportunity. We believe that the risk/reward in Value stocks, which trade at historically wide discounts to Growth stocks, offers the potential for alpha.

The top performing holdings for the period were: FMC Corp. (FMC), Varian Medical Systems (VAR) and Werner Enterprises, Inc. (WERN). The largest detractors from performance during the period were Transocean, Ltd. (RIG), Arconic, Inc. (ARNC) and Patterson Cos., Inc. (PDCO). The Focused Equity strategy (+11.5%) purchases equities that we believe are undervalued relative to the overall U.S. equity market. These equities may become even more undervalued as they go through management transitions, new product launches, a change in industry dynamics, etc. and can remain undervalued for extended periods of time.

The Defensive Equity strategy (+16.9%) seeks broad equity exposure in risk-on markets with a valuation bias that currently favors midcap equities. The Absolute Return strategy (-2.7%) is uncorrelated to equities and, despite a modest negative contribution for the year, continues to contribute to the Fund’s overall performance as intended. The Fund maintained a risk-on stance through the fiscal year ended November 30, 2017, allowing for significant participation in the ongoing equity rally. We aspire to capture additional upside if demand for profitable and attractively valued equity names continues.

The CVR Dynamic Allocation Fund will reach its four-year anniversary at the end of December, a milestone that we could not achieve without the support of our shareholders. As we reflect back on that period, we are pleased with how the Fund has responded to risk and protected capital in a variety of volatile and challenging equity markets.

CVR DYNAMIC ALLOCATION FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
NOVEMBER 30, 2017

We remain confident in our investment process and steadfast in our commitment to seek long term equity returns with less risk than the market. We are grateful for your support and look forward to the year ahead.

Respectfully submitted,

Pete Higgins & Bill Monaghan

CVR DYNAMIC ALLOCATION FUND
PERFORMANCE CHART AND ANALYSIS  (Unaudited)
NOVEMBER 30, 2017

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the CVR Dynamic Allocation Fund (the “Fund”) compared with the performance of the benchmarks, the HFRX Equity Hedge Index ("HFRX Equity") and the S&P 500 Index (the "S&P 500"), since inception. On April 1, 2017, HFRX Equity replaced the S&P 500 as the Fund's primary benchmark. The Adviser believes that the HFRX Equity better reflects the risk attributes of the Fund. HFRX Equity tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the indicies include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indicies do not include expenses. The Fund is professionally managed, while the indicies are unmanaged and are not available for investment.

Comparison of Change in Value of a $100,000 Investment
CVR Dynamic Allocation Fund - Institutional Shares vs. HFRX Equity Hedge Index and S&P 500 Index

Average Annual Total Returns Periods Ended November 30, 2017	One Year	Since Inception (12/30/13)
CVR Dynamic Allocation Fund - Institutional Shares	10.60%	3.92%
HFRX Equity Hedge Index	9.05%	2.03%
S&P 500 Index	22.87%	12.04%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating Expense ratio (gross) is 2.33% for Institutional Shares. However, the Fund’s Adviser has contractually agreed to waive its fee and/ or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.65% of Institutional Shares, through at least April 1, 2018 (the “Expense Cap”). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 328-7691.

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 87.9%
Aerospace & Defense - 0.8%
545	Esterline Technologies Corp. (a)	$38,613
928	KLX, Inc. (a)	52,070
209	Rockwell Collins, Inc.	27,653
371	Teledyne Technologies, Inc. (a)	69,095
		187,431
Agricultural Operations - 1.6%
5,853	Bunge, Ltd.	391,624
Auto & Truck - 6.1%
10,928	Cooper Tire & Rubber Co.	401,604
2,341	Dana, Inc.	77,347
19,569	Gentex Corp.	400,773
2,789	Lear Corp.	504,502
701	Oshkosh Corp.	63,118
		1,447,344
Banks - 2.8%
1,392	Associated Banc-Corp.	35,496
1,048	BancorpSouth Bank	34,846
273	Canadian Imperial Bank of Commerce	25,051
842	Cathay General Bancorp	36,534
352	Cullen/Frost Bankers, Inc.	34,640
608	East West Bancorp, Inc.	37,416
2,174	FNB Corp.	30,849
1,827	Fulton Financial Corp.	34,713
698	Hancock Holding Co.	35,842
764	MB Financial, Inc.	35,564
582	PacWest Bancorp	27,738
439	Prosperity Bancshares, Inc.	30,748
225	Signature Bank (a)	30,888
176	SVB Financial Group (a)	40,065
770	Synovus Financial Corp.	38,215
1,985	TCF Financial Corp.	40,315
1,738	Umpqua Holdings Corp.	38,427
2,856	Valley National Bancorp	33,987
677	Webster Financial Corp.	38,840
		660,174
Biotechnology - 0.3%
545	United Therapeutics Corp. (a)	70,845
Building - 1.7%
1,272	AECOM (a)	47,700
1,320	CalAtlantic Group, Inc.	73,973
699	EMCOR Group, Inc.	56,458
2,883	KBR, Inc.	54,056
2,141	Louisiana-Pacific Corp. (a)	59,113
3,719	TRI Pointe Group, Inc. (a)	67,389
328	Watsco, Inc.	54,940
		413,629
Chemicals - 4.6%
427	Ashland Global Holdings, Inc.	31,589
879	Cabot Corp.	53,830
656	Compass Minerals International, Inc.	45,756
6,715	FMC Corp.	633,896
119	NewMarket Corp.	47,662
1,674	Olin Corp.	59,661
1,514	PolyOne Corp.	69,962
979	RPM International, Inc.	51,858
1,575	The Chemours Co.	80,955
1,172	Valvoline, Inc.	28,902
		1,104,071
Commercial Services - 2.5%
2,007	Convergys Corp.	49,533
183	FactSet Research Systems, Inc.	36,578
815	GATX Corp.	51,467
933	Leidos Holdings, Inc.	59,311
495	ManpowerGroup, Inc.	63,806
16,462	The Interpublic Group of Cos., Inc.	325,618
		586,313
Communications - 1.0%
7,966	Cars.com, Inc. (a)	193,096
1,151	FTI Consulting, Inc. (a)	49,504
		242,600
Computers - 7.7%
2,436	ACI Worldwide, Inc. (a)	55,736
1,694	Acxiom Corp. (a)	46,161
7,211	Allscripts Healthcare Solutions, Inc. (a)	103,117
481	ANSYS, Inc. (a)	71,279
1,586	Cadence Design Systems, Inc. (a)	69,641
822	DST Systems, Inc.	51,441
16,068	Juniper Networks, Inc.	446,048
966	Manhattan Associates, Inc. (a)	42,842
1,510	National Instruments Corp.	66,365
23,748	Nuance Communications, Inc. (a)	369,044
13,291	Teradata Corp. (a)	505,191
		1,826,865
Consumer Products - 0.2%
888	Plantronics, Inc.	46,460
Containers - 1.4%
704	AptarGroup, Inc.	62,241
1,051	Bemis Co., Inc.	49,313
892	Greif, Inc., Class A	48,676
2,604	Owens-Illinois, Inc. (a)	63,069
1,704	Silgan Holdings, Inc.	49,211
964	Sonoco Products Co.	51,584
		324,094
Cosmetics & Personal Care - 0.2%
467	Helen of Troy, Ltd. (a)	41,750
Electronics - 4.2%
656	Arrow Electronics, Inc. (a)	52,959
1,046	Avnet, Inc.	43,315
1,852	Cree, Inc. (a)	65,820
396	Hubbell, Inc.	49,813
17,457	Jabil, Inc.	503,634
1,260	Keysight Technologies, Inc. (a)	54,810
2,486	Knowles Corp. (a)	39,254
650	Regal Beloit Corp.	50,017
1,549	Trimble, Inc. (a)	65,043
2,958	Vishay Intertechnology, Inc.	64,780
		989,445
Financial Services - 0.2%
412	Cboe Global Markets, Inc.	50,853
Financials - 1.5%
751	Eaton Vance Corp.	41,515
1,234	Janus Henderson Group PLC	45,991
909	Legg Mason, Inc.	36,324
2,160	New York Community Bancorp, Inc.	28,814
416	Raymond James Financial, Inc.	36,733
652	SEI Investments Co.	45,875
598	Stifel Financial Corp.	33,632
2,494	VeriFone Systems, Inc. (a)	43,246
1,775	Waddell & Reed Financial, Inc., Class A	36,032
		348,162

See Notes to Financial Statements.	4

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017

Shares	Security Description	Value
Food - 0.2%
653	Sensient Technologies Corp.	$50,627
Funeral Services - 0.2%
1,443	Service Corp. International	53,319
Household - 2.5%
1,602	Herman Miller, Inc.	57,271
1,042	HNI Corp.	36,470
997	Tempur Sealy International, Inc. (a)	57,736
757	Tupperware Brands Corp.	47,782
2,282	Whirlpool Corp.	384,677
		583,936
Insurance - 1.7%
53	Alleghany Corp. (a)	30,995
438	American Financial Group, Inc.	46,016
591	Aspen Insurance Holdings, Ltd.	24,231
1,554	CNO Financial Group, Inc.	39,176
165	Everest Re Group, Ltd.	36,234
843	First American Financial Corp.	46,862
1,588	Old Republic International Corp.	33,300
255	Reinsurance Group of America, Inc.	41,323
271	RenaissanceRe Holdings, Ltd.	35,948
366	The Hanover Insurance Group, Inc.	39,382
595	WR Berkley Corp.	41,127
		414,594
Internet Network - 1.5%
6,366	Akamai Technologies, Inc. (a)	355,096
Leisure - 1.1%
756	Brunswick Corp.	41,845
1,069	Cinemark Holdings, Inc.	38,602
1,226	International Speedway Corp., Class A	50,572
1,572	Live Nation Entertainment, Inc. (a)	71,337
517	Polaris Industries, Inc.	65,664
		268,020
Machinery - 2.6%
6,884	AGCO Corp.	487,250
1,145	ITT, Inc.	62,059
1,432	Terex Corp.	66,960
		616,269
Media - 6.0%
805	AMC Networks, Inc., Class A (a)	41,490
86	Graham Holdings Co., Class B	50,147
816	John Wiley & Sons, Inc., Class A	48,266
716	Meredith Corp.	48,795
8,669	Scholastic Corp.	356,469
30,064	TEGNA, Inc.	399,250
25,200	The New York Times Co., Class A	473,760
		1,418,177
Medical - 9.2%
1,011	Charles River Laboratories International, Inc. (a)	105,346
3,278	Globus Medical, Inc. (a)	124,597
2,225	Halyard Health, Inc. (a)	108,002
1,425	Hill-Rom Holdings, Inc.	120,484
1,535	Molina Healthcare, Inc. (a)	120,098
10,859	Patterson Cos., Inc.	396,896
4,252	Quest Diagnostics, Inc.	418,652
1,256	ResMed, Inc.	107,262
502	Teleflex, Inc.	133,291
4,961	Varian Medical Systems, Inc. (a)	554,392
		2,189,020
Metals - 0.8%
2,301	Commercial Metals Co.	45,652
606	Reliance Steel & Aluminum Co.	47,638
1,031	The Timken Co.	51,447
322	Valmont Industries, Inc.	55,641
		200,378
Mining - 1.4%
13,563	Arconic, Inc.	333,785
Oil & Gas - 2.3%
597	Andeavor	62,966
801	Dril-Quip, Inc. (a)	38,408
693	Murphy USA, Inc. (a)	54,643
30,560	Transocean, Ltd. (a)	309,878
833	UGI Corp.	40,825
1,340	World Fuel Services Corp.	37,614
		544,334
Paper & Paper Products - 0.3%
1,277	Domtar Corp.	61,577
Pollution Control - 3.9%
10,549	Donaldson Co., Inc.	526,395
6,167	Stericycle, Inc. (a)	408,934
		935,329
Real Estate Development & Operations - 0.2%
347	Jones Lang LaSalle, Inc.	52,914
REIT - 3.0%
807	American Campus Communities, Inc. REIT	34,201
488	Camden Property Trust REIT	44,545
1,218	CoreCivic, Inc. REIT	28,635
4,610	Cousins Properties, Inc. REIT	41,352
531	EPR Properties REIT	36,012
1,304	Healthcare Realty Trust, Inc. REIT	42,732
792	Highwoods Properties, Inc. REIT	40,226
1,230	Hospitality Properties Trust REIT	36,888
1,289	LaSalle Hotel Properties REIT	36,659
484	Life Storage, Inc. REIT	43,468
2,989	Medical Properties Trust, Inc. REIT	40,919
898	National Retail Properties, Inc. REIT	36,881
1,273	Omega Healthcare Investors, Inc. REIT	34,180
2,175	Quality Care Properties, Inc. REIT (a)	31,951
1,404	Rayonier, Inc. REIT	44,296
572	Regency Centers Corp. REIT	38,787
1,817	Sabra Health Care REIT, Inc.	34,959
2,020	Senior Housing Properties Trust REIT	38,683
4,239	Washington Prime Group, Inc. REIT	30,139
		715,513
Retail - 1.3%
1,550	Aaron's, Inc.	58,466
2,963	American Eagle Outfitters, Inc.	47,645
884	Big Lots, Inc.	52,245
275	Cracker Barrel Old Country Store, Inc.	42,991
1,248	HSN, Inc.	50,731
933	Williams-Sonoma, Inc.	47,732
		299,810
Steel - 0.5%
1,241	Carpenter Technology Corp.	61,343
1,379	Steel Dynamics, Inc.	53,091
		114,434
Telecommunications - 1.1%
1,625	ARRIS International PLC (a)	48,701
658	Belden, Inc.	55,726
1,911	Ciena Corp. (a)	41,564

See Notes to Financial Statements.	5

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017

Shares	Security Description	Value
Telecommunications - 1.1% (continued)
585	Dycom Industries, Inc. (a)	$62,812
717	ViaSat, Inc. (a)	53,230
		262,033
Transportation - 8.4%
6,904	CH Robinson Worldwide, Inc.	598,231
3,996	Copa Holdings SA, Class A	536,223
624	Genesee & Wyoming, Inc., Class A (a)	49,184
2,425	JetBlue Airways Corp. (a)	52,065
649	Kirby Corp. (a)	43,678
1,721	Trinity Industries, Inc.	61,353
560	Wabtec Corp.	43,064
15,874	Werner Enterprises, Inc.	606,387
		1,990,185
Utilities - 2.4%
1,316	Aqua America, Inc.	49,995
521	Atmos Energy Corp.	48,083
1,417	Great Plains Energy, Inc.	48,617
1,211	Hawaiian Electric Industries, Inc.	46,442
499	IDACORP, Inc.	49,306
1,046	New Jersey Resources Corp.	46,652
699	NorthWestern Corp.	44,918
1,149	OGE Energy Corp.	41,088
615	ONE Gas, Inc.	48,739
1,137	PNM Resources, Inc.	51,734
718	Vectren Corp.	49,901
745	Westar Energy, Inc.	42,621
		568,096
Wholesale Electronics - 0.5%
408	SYNNEX Corp.	55,569
554	Tech Data Corp. (a)	53,572
		109,141
Total Common Stock (Cost $19,002,475)		20,868,247
Investment Company - 3.7%
5,458	iShares S&P Mid-Capital 400 Value ETF
	(Cost $839,089)	873,062
Investments, at value - 91.6% (Cost $19,841,564)		$21,741,309
Other Assets & Liabilities, Net - 8.4%		1,987,952
Net Assets - 100.0%		$23,729,261

See Notes to Financial Statements.	6

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

At November 30, 2017, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
9	ASX SPI 200 Index Future	12/26/17	$1,023,341	$11,143
3	Australian 10-year Bond Future	12/19/17	297,272	2,788
2	Brazil Real Future	01/05/18	62,188	(1,358)
3	Canadian 10-year Bond Future	04/03/18	319,649	337
9	EURO-BOBL Future	03/16/18	1,415,009	400
3	EURO-BUND Future	03/16/18	579,221	705
2	Hang Seng Index Future	01/02/18	382,616	(7,239)
4	Indian Rupee Currency Future	01/02/18	309,796	(796)
2	Long Gilt Future	04/03/18	328,451	(1,348)
30	Mexican Peso Future	12/26/17	791,660	10,690
2	NASDAQ 100 E-mini Future	12/19/17	247,857	6,902
1	New Zealand Currency Future	12/26/17	69,034	(704)
6	Polish Zloty Future	12/26/17	844,225	5,615
1	Russian Ruble Future	12/19/17	42,729	(54)
3	S&P 500 E-mini Future	12/19/17	390,411	6,774
5	South African Rand Currency Future	12/26/17	181,933	(308)
2	Yen Denominated Nikkei Future	03/23/18	200,943	1,954
(4)	Australian-U.S. Dollar Currency Future	12/26/17	(303,364)	764
(4)	British Pound Currency Future	12/26/17	(332,102)	(6,148)
(3)	Canadian Currency Future	12/26/17	(235,543)	2,983
(2)	Chilean Peso Future	01/05/18	(155,377)	887
(1)	EURO-STOXX 50 Future	12/19/17	(42,704)	223
(5)	FTSE 100 Index Future	12/19/17	(493,285)	3,726
(1)	Gold 100 oz. Future	03/06/18	(128,756)	1,086
(1)	Norwegian Krone Future	12/26/17	(242,936)	2,836
(1)	Silver Future	04/03/18	(85,476)	3,106
(1)	Swedish Krona Future	12/26/17	(238,916)	(44)
(5)	Swiss Franc Currency Future	12/26/17	(633,767)	(1,921)
(1)	U.S. 10-year Note Future	04/03/18	(124,200)	190
(4)	U.S. 5-year Note Future	04/10/18	(465,980)	605
			$4,003,929	$43,794

The following is a summary of the inputs used to value the Fund's  investments and other financial instruments and liabilities as of November 30, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Aerospace & Defense	$187,431	$-	$-	$187,431
Agricultural Operations	391,624	-	-	391,624
Auto & Truck	1,447,344	-	-	1,447,344
Banks	660,174	-	-	660,174
Biotechnology	70,845	-	-	70,845
Building	413,629	-	-	413,629
Chemicals	1,104,071	-	-	1,104,071
Commercial Services	586,313	-	-	586,313
Communications	242,600	-	-	242,600
Computers	1,826,865	-	-	1,826,865
Consumer Products	46,460	-	-	46,460
Containers	324,094	-	-	324,094
Cosmetics & Personal Care	41,750	-	-	41,750
Electronics	989,445	-	-	989,445
Financial Services	50,853	-	-	50,853

See Notes to Financial Statements.	7

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017

	Level 1	Level 2	Level 3	Total
Investments at Value
Financials	$348,162	$-	$-	$348,162
Food	50,627	-	-	50,627
Funeral Services	53,319	-	-	53,319
Household	583,936	-	-	583,936
Insurance	414,594	-	-	414,594
Internet Network	355,096	-	-	355,096
Leisure	268,020	-	-	268,020
Machinery	616,269	-	-	616,269
Media	1,418,177	-	-	1,418,177
Medical	2,189,020	-	-	2,189,020
Metals	200,378	-	-	200,378
Mining	333,785	-	-	333,785
Oil & Gas	544,334	-	-	544,334
Paper & Paper Products	61,577	-	-	61,577
Pollution Control	935,329	-	-	935,329
Real Estate Development & Operations	52,914	-	-	52,914
REIT	715,513	-	-	715,513
Retail	299,810	-	-	299,810
Steel	114,434	-	-	114,434
Telecommunications	262,033	-	-	262,033
Transportation	1,990,185	-	-	1,990,185
Utilities	568,096	-	-	568,096
Wholesale Electronics	109,141	-	-	109,141
Investment Company	873,062	-	-	873,062
Investments at Value	$21,741,309	$-	$-	$21,741,309
Other Financial Instruments*
Futures	63,714	-	-	63,714
Total Assets	$21,805,023	$-	$-	$21,805,023

Liabilities
Other Financial Instruments*
Futures	(19,920)	-	-	(19,920)
Total Liabilities	$(19,920)	$-	$-	$(19,920)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at year end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended November 30, 2017.

See Notes to Financial Statements.	8

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2017

PORTFOLIO HOLDINGS (Unaudited) % of Total Investments
Aerospace & Defense	0.9%
Agricultural Operations	1.8%
Auto & Truck	6.7%
Banks	3.0%
Biotechnology	0.3%
Building	1.9%
Chemicals	5.1%
Commercial Services	2.7%
Communications	1.1%
Computers	8.4%
Consumer Products	0.2%
Containers	1.5%
Cosmetics & Personal Care	0.2%
Electronics	4.6%
Financial Services	0.2%
Financials	1.6%
Food	0.2%
Funeral Services	0.3%
Household	2.7%
Insurance	1.9%
Internet Network	1.6%
Leisure	1.2%
Machinery	2.8%
Media	6.5%
Medical	10.1%
Metals	0.9%
Mining	1.5%
Oil & Gas	2.5%
Paper & Paper Products	0.3%
Pollution Control	4.3%
Real Estate Development & Operations	0.3%
REIT	3.3%
Retail	1.4%
Steel	0.5%
Telecommunications	1.2%
Transportation	9.2%
Utilities	2.6%
Wholesale Electronics	0.5%
Investment Company	4.0%
100.0%

See Notes to Financial Statements.	9

CVR DYNAMIC ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2017

ASSETS
Investments, at value (Cost $19,841,564)	$21,741,309
Deposits with broker	423,853
Cash	1,758,816
Receivables:
Investment securities sold	400,507
Fund shares sold	24,000
Dividends and interest	28,715
Prepaid expenses	4,634
Total Assets	24,381,834
LIABILITIES
Payables:
Investment securities purchased	603,619
Accrued Liabilities:
Investment adviser fees	8,937
Fund services fees	8,382
Other expenses	31,635
Total Liabilities	652,573
NET ASSETS	$23,729,261
COMPONENTS OF NET ASSETS
Paid-in capital	$21,409,138
Accumulated net investment loss	(46,428)
Accumulated net realized gain	422,609
Net unrealized appreciation	1,943,942
NET ASSETS	$23,729,261
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	2,056,273
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $23,729,261)	$11.54

See Notes to Financial Statements.	10

CVR DYNAMIC ALLOCATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $82)	$286,908
Interest income	10,302
Total Investment Income	297,210
EXPENSES
Investment adviser fees	240,266
Fund services fees	136,580
Custodian fees	7,917
Registration fees	13,106
Professional fees	38,318
Trustees' fees and expenses	2,961
Other expenses	49,997
Total Expenses	489,145
Fees waived and expenses reimbursed	(128,747)
Net Expenses	360,398
NET INVESTMENT LOSS	(63,188)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,759,230
Foreign currency transactions	(47,243)
Futures	(122,987)
Net realized gain	2,589,000
Net change in unrealized appreciation (depreciation) on:
Investments	(488,097)
Foreign currency translations	104,675
Futures	24,221
Net change in unrealized appreciation (depreciation)	(359,201)
NET REALIZED AND UNREALIZED GAIN	2,229,799
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,166,611

See Notes to Financial Statements.	11

CVR DYNAMIC ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
OPERATIONS
Net investment loss	$(63,188)	$(40,136)
Net realized gain (loss)	2,589,000	(2,050,173)
Net change in unrealized appreciation (depreciation)	(359,201)	2,576,219
Increase in Net Assets Resulting from Operations	2,166,611	485,910

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Institutional Shares	(11,174)	(7,352)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,991,622	1,171,019
Reinvestment of distributions:
Institutional Shares	11,174	7,352
Redemption of shares:
Institutional Shares	(790,020)	(5,009,258)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,212,776	(3,830,887)
Increase (Decrease) in Net Assets	4,368,213	(3,352,329)

NET ASSETS
Beginning of Year	19,361,048	22,713,377
End of Year (Including line (a))	$23,729,261	$19,361,048
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	272,815	121,295
Reinvestment of distributions:
Institutional Shares	1,054	754
Redemption of shares:
Institutional Shares	(72,101)	(522,956)
Increase (Decrease) in Shares	201,768	(400,907)

(a) Accumulated net investment loss	$(46,428)	$(29,735)

See Notes to Financial Statements.	12

CVR DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Years Ended November 30,			December 30, 2013 (a) Through November 30, 2014

	2017	2016	2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.44	$10.07	$10.68	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.03)	(0.02)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	1.14	0.39	(0.50)	0.68
Net income from contribution by affiliate	-	-	-	0.07
Total from Investment Operations	1.11	0.37	(0.54)	0.68
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.01)	- (c)	(0.07)	-
Total Distributions to Shareholders	(0.01)	-	(0.07)	-
NET ASSET VALUE, End of Period	$11.54	$10.44	$10.07	$10.68
TOTAL RETURN	10.60%	3.71%	(5.11)%	6.80	%(d)(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$23,729	$19,361	$22,713	$19,492
Ratios to Average Net Assets: (f)
Net investment loss	(0.29)%	(0.21)%	(0.41)%	(0.70	)%(g)
Net expenses (h)	1.65%	1.63%	1.52%	1.47	%(g)
Gross expenses (i)	2.24%	2.33%	2.26%	3.14	%(g)
PORTFOLIO TURNOVER RATE	93%	108%	129%	157	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)
Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund’s ending net asset value per share, total return for the period ending November 30, 2014 would have been 6.10%.

(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(i)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	13

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2017

Note 1. Organization

The CVR Dynamic Allocation Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 30, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of November 30, 2017, Investor Shares had not commenced operations. The Fund seeks long-term capital appreciation while preserving capital in declining markets.

Note 2. Summary of Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board  (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial  statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which  require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of  contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from  operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting  policies of the Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.  Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market  quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s  Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and  oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis  to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs,  when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets and liabilities

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates,  prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which  approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations  and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized  as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2017

that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of November 30, 2017, for the Fund’s investments is included in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on  foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified  price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency  exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in  foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing  unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry  into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk,  credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the  possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest  rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed  the net unrealized value included in its NAV. As of November 30, 2017, the Fund did not hold any forward currency contracts.

Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost  effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price  on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government  obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the  futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the  daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund  as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the  value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the  possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value  of the underlying securities.

Notional amounts of each individual futures contract outstanding as of November 30, 2017, for the Fund, are disclosed in the Schedule of Investments.

Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter  1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2017

addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of November 30, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications  by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims  that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims  is considered remote.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of November 30, 2017, the Fund had $1,508,816 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – CVR Portfolio Funds LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.10% of the Fund’s average daily net assets.

The Adviser has employed a sub-adviser to manage a portion of the Fund’s assets. The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the sub-adviser, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the  Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides  certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund  pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief  Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 5. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding  all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.65% through  April 1, 2018. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2017

waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended November 30, 2017, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Acquired Fund Fees and Expenses Reimbursed by Adviser	Other Waivers	Total Fees Waived and Expenses Reimbursed
$92,477	$270	$36,000	$128,747

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the thencurrent expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. As of November 30, 2017, $282,689 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended November 30, 2017, were $20,573,928  and $18,279,923, respectively.

Note 7. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended November 30, 2017, for any derivative type that was held during the year is as follows:

Forward Currency Contracts	$113,126,650
Futures Contracts	$37,403,840

The Fund’s use of derivatives during the year ended November 30, 2017, was limited to forward currency contracts and futures contracts.

Realized and unrealized gains and losses on derivatives contracts during the year ended November 30, 2017, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Interest Risk	Commodity Risk	Currency Risk	Equity Risk	Total
Net realized gain (loss) on:
Foreign currency transactions	$-	$-	$(45,992)	$-	$(45,992)
Futures	(68,255)	(3,129)	(125,253)	73,650	(122,987)
Total net realized gain (loss)	$(68,255)	$(3,129)	$(171,245)	$73,650	(168,979)

Net change in unrealized appreciation (depreciation) on:
Foreign currency translations	$-	$-	$103,935	$-	$103,935
Futures	(13,311)	(1,289)	12,440	26,381	24,221
Total net change in unrealized appreciation (depreciation)	$(13,311)	$(1,289)	$116,375	$26,381	$128,156

Note 8. Federal Income Tax

As of November 30, 2017, cost for federal income tax purpose is $19,841,089 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,583,180
Gross Unrealized Depreciation	(682,960)
Net Unrealized Appreciation	$1,900,220

Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:

	2017	2016
Long-Term Capital Gain	$11,174	$7,352

CVR DYNAMIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2017

As of November 30, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Long-Term Gain	$461,758
Capital and Other Losses	(49,157)
Unrealized Appreciation	1,907,522
Total	$2,320,123

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, equity return of capital, and MTM on 1256 contracts.

For tax purposes, the current year deferred late year ordinary loss was $49,157 (realized during the period January 1, 2017 through  November 30, 2017). These loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, December  1, 2017.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended November 30, 2017. The following reclassification  was the result of currency gain/loss, futures, equity return of capital, and net operating loss and has no impact on the net assets of the Fund.

Accumulated Net Investment Loss	$46,495
Accumulated Net Realized Gain	$19,416
Paid-in-Capital	$(65,911)

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of CVR Dynamic Allocation Fund

We have audited the accompanying statement of assets and liabilities of CVR Dynamic Allocation Fund, a series of shares of beneficial interest in Forum Funds II (the “Fund”), including the schedule of investments, as of November 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from December 30, 2013 (commencement of operations) to November 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those  standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and  financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017 by  correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates  made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable  basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CVR Dynamic Allocation Fund as of November 30, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended and for the period from December 30, 2013 to November 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 23, 2018

CVR DYNAMIC ALLOCATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2017

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the  Fund’s portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the U.S. Securities and Exchange  Commission’s ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June  30 is available, without charge and upon request, by calling (855) 328-7691 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at  the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017, through November 30, 2017.

Actual Expenses - The first line of the table below provides information about actual account values and actual expenses. You may use  the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide  your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number  in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the  period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Shares
Actual	$1,000.00	$1,051.01	$8.48	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	$8.34	1.65%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers  except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.  Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held  their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,  Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. The Fund’s Statement of

CVR DYNAMIC ALLOCATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2017

Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 328-7691.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor), since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm), 1998-2008.	1	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy), since 2017; independent consultant providing interim CFO services, principally to non-profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University from 2009-2012.	1	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	1	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008	1	Trustee, Forum Funds, Trustee, U.S. Global Investors Funds.
John Y. Keffer(1) Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	1	Trustee, Forum Funds; Trustee Forum ETF Trust; Trustee U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.

(1)	Atlantic and Forum Investment Advisors, LLC are subsidiaries of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

CVR DYNAMIC ALLOCATION FUND
ADDITIONAL INFORMATION (Unaudited)
NOVEMBER 30, 2017

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti- Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2013	Senior Vice President, Atlantic since 2008.

[INTENTIONALLY LEFT BLANK]

[INTENTIONALLY LEFT BLANK]

CVR DYNAMIC ALLOCATION FUND

FOR MORE INFORMATION:
P.O. Box 588
 Portland, ME 04112
  (855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
  www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective   investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks,  objectives, fees and expenses, experience of its management, and other information.

219-ANR-1117

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- "interested" Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "Act")), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $12,900 in 2016 and $13,400 in 2017.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2016 and $0 in 2017.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2016 and $3,000 in 2017.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2016 and $0 in 2017.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series").  In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2016 and $0 in 2017. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 25, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	January 25, 2018